Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - ECLs measured using simplified approach (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R$ 321,697,974	R$ 229,197,214
Expected Credit Loss	688,978	584,831
Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	406,769	237,130	R$ 19,319
Expected Credit Loss	234,099	186,048
Increase (decrease) in allowance account for credit losses of financial assets	(34,201)
Stage 3 to Stage 1	(130)
Stage 3 to Stage 2	(184)
Stage 1 to Stage 3	148,979
Stage 2 to Stage 3	117,936
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)
Financial assets at amortised cost, category [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	650,269	554,501
Financial assets at amortised cost, category [member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss		186,048	29,395
Increase (decrease) in allowance account for credit losses of financial assets		35,647
Stage 3 to Stage 2		28,664
Stage 2 to Stage 3		(17)
Increase (Decrease) in Write-Off for credit losses of financial assets		(74,996)
Financial assets at amortised cost, category [member] | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,747,986	8,056,055
Expected Credit Loss	236,949	233,803
Financial assets at amortised cost, category [member] | Securities Trading And Intermediation [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	136,872	114,692
Financial assets at amortised cost, category [member] | Securities Trading And Intermediation [Member] | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,635,969	3,047,011
Expected Credit Loss	136,872	114,692
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	75,885	63,907
Financial assets at amortised cost, category [member] | Trade receivables [member] | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	854,828	745,097
Expected Credit Loss	75,885	63,907
Financial assets at amortised cost, category [member] | Others
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	24,192	55,204
Financial assets at amortised cost, category [member] | Others | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,257,189	4,263,947
Expected Credit Loss	24,192	55,204
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	396,994	311,823
Financial assets at amortised cost, category [member] | Loans and credit card operations [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	401,211	231,590	19,319
Expected Credit Loss	230,079	182,281	14,181
Increase (decrease) in allowance account for credit losses of financial assets	(34,416)	(3,226)
Stage 3 to Stage 1	(130)
Stage 3 to Stage 2	(184)	28,663
Stage 1 to Stage 3	148,947
Stage 2 to Stage 3	117,930	(17)
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)	(20,891)
On-balance exposures [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	665,891	566,700
On-balance exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	401,211	231,590	19,319
Expected Credit Loss	230,079	182,281	14,181
Increase (decrease) in allowance account for credit losses of financial assets	(34,416)	(3,226)
Stage 3 to Stage 1	(130)
Stage 3 to Stage 2	(184)	28,663
Stage 1 to Stage 3	148,947
Stage 2 to Stage 3	117,930	(17)
Increase (Decrease) in Write-Off for credit losses of financial assets	(184,349)	(20,891)
Off-Balance Exposures [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	23,087	18,131
Off-Balance Exposures [Member] | Stage 3
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,558	5,540	0
Expected Credit Loss	4,020	3,767	R$ 0
Increase (decrease) in allowance account for credit losses of financial assets	215	(18)
Stage 3 to Stage 1	0
Stage 3 to Stage 2	0	1
Stage 1 to Stage 3	32
Stage 2 to Stage 3	6	0
Increase (Decrease) in Write-Off for credit losses of financial assets	R$ 0	R$ 0